Condensed Consolidating Financial Information - Quiksilver, Inc. - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Current assets:
Cash and cash equivalents	$ 62,383	$ 41,823	$ 81,903			$ 109,753				$ 120,593	$ 99,516
Trade accounts receivable, net	418,189	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	24,980	32,818				23,190
Income taxes receivable	2,779					4,265
Inventories	399,162	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes, short-term	28,086	26,368				32,808
Prepaid expenses and other current assets	35,819	26,371				25,429
Total current assets	1,380,565	905,869				940,291
Fixed assets, net	227,997	238,313				238,107
Intangible assets, net	138,384	139,449				138,143
Goodwill	272,417	273,167				268,589				332,488
Other assets	54,561	47,789				55,814
Deferred income taxes, long-term	118,603	113,653				123,279
Total assets	2,192,527	1,718,240				1,764,223				1,696,121
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	238,311	203,572				203,023
Accrued liabilities	107,001	114,891				132,944
Long-term debt, current portion	43,153	18,647				4,628
Income taxes payable		1,359
Total Current Liabilities	797,632	356,616				358,930
Long-term debt, net of current portion	807,094	721,175				724,723
Other long-term liabilities	34,976	38,213				57,948
Total liabilities	1,639,702	1,116,004				1,141,601
Stockholders'/invested equity	533,420	583,310				610,098
Non-controlling interest	19,405	18,926				12,524
Total liabilities and equity	2,192,527	1,718,240				1,764,223
Quiksilver Inc [Member]
Current assets:
Cash and cash equivalents		41,823				109,753				120,593	99,516
Trade accounts receivable, net		433,743				397,089
Other receivables		32,818				23,190
Income taxes receivable						4,265
Inventories		344,746				347,757
Deferred income taxes, short-term		26,368				32,808
Prepaid expenses and other current assets		26,371				25,429
Total current assets		905,869				940,291
Fixed assets, net		238,313				238,107
Intangible assets, net		139,449				138,143
Goodwill		273,167				268,589
Other assets		47,789				55,814
Deferred income taxes, long-term		113,653				123,279
Total assets		1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable		203,572				203,023
Accrued liabilities		114,891				132,944
Long-term debt, current portion		18,647				4,628
Income taxes payable		1,359
Total Current Liabilities		356,616				358,930
Long-term debt, net of current portion		721,175				724,723
Other long-term liabilities		38,213				57,948
Total liabilities		1,116,004				1,141,601
Stockholders'/invested equity		583,310				610,098
Non-controlling interest		18,926				12,524
Total liabilities and equity		1,718,240				1,764,223
Quiksilver Inc [Member] | Quiksilver, Inc. [Member]
Current assets:
Cash and cash equivalents		324				17				164	321
Other receivables		20				122
Prepaid expenses and other current assets		2,277				2,378
Total current assets		2,621				2,517
Fixed assets, net		18,802				17,602
Intangible assets, net		3,228				3,007
Other assets		2,753				4,457
Investment in subsidiaries		1,087,924				1,084,745
Total assets		1,115,328				1,112,328
Current liabilities:
Accounts payable		6,995				2,510
Accrued liabilities		6,189				6,673
Intercompany balances		118,834				93,047
Total Current Liabilities		132,018				102,230
Long-term debt, net of current portion		400,000				400,000
Total liabilities		532,018				502,230
Stockholders'/invested equity		583,310				610,098
Total liabilities and equity		1,115,328				1,112,328
Quiksilver Inc [Member] | Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents		135				1,331				39,172	1,135
Trade accounts receivable, net		181,945				150,782
Other receivables		6,158				5,918
Income taxes receivable						21,338
Inventories		107,722				115,456
Deferred income taxes, short-term		5,209				(1,182)
Prepaid expenses and other current assets		9,548				8,525
Total current assets		310,717				302,168
Fixed assets, net		64,496				64,943
Intangible assets, net		47,746				48,743
Goodwill		112,216				112,216
Other assets		2,677				3,936
Deferred income taxes, long-term		(23,550)				(16,682)
Investment in subsidiaries		5,028				8,929
Total assets		519,330				524,253
Current liabilities:
Accounts payable		95,355				88,280
Accrued liabilities		28,343				30,088
Long-term debt, current portion		8,594				3,000
Income taxes payable		(117)
Intercompany balances		(95,809)				(34,611)
Total Current Liabilities		36,366				86,757
Long-term debt, net of current portion		60,700				36,542
Other long-term liabilities		25,241				41,219
Total liabilities		122,307				164,518
Stockholders'/invested equity		397,023				359,735
Total liabilities and equity		519,330				524,253
Quiksilver Inc [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents		41,364				108,405				81,257	98,060
Trade accounts receivable, net		251,798				246,307
Other receivables		26,640				17,150
Income taxes receivable						(17,073)
Inventories		237,465				234,266
Deferred income taxes, short-term		21,159				33,990
Prepaid expenses and other current assets		14,546				14,526
Total current assets		592,972				637,571
Fixed assets, net		155,015				155,562
Intangible assets, net		88,475				86,393
Goodwill		160,951				156,373
Other assets		42,359				47,421
Deferred income taxes, long-term		137,203				139,961
Total assets		1,176,975				1,223,281
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable		101,222				112,233
Accrued liabilities		80,359				96,183
Long-term debt, current portion		10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total Current Liabilities		188,232				169,943
Long-term debt, net of current portion		260,475				288,181
Other long-term liabilities		12,972				16,729
Total liabilities		461,679				474,853
Stockholders'/invested equity		696,370				735,904
Non-controlling interest		18,926				12,524
Total liabilities and equity		1,176,975				1,223,281
Quiksilver Inc [Member] | Eliminations [Member]
Current assets:
Inventories		(441)				(1,965)
Total current assets		(441)				(1,965)
Investment in subsidiaries		(1,092,952)				(1,093,674)
Total assets		(1,093,393)				(1,095,639)
Current liabilities:
Stockholders'/invested equity		(1,093,393)				(1,095,639)
Total liabilities and equity		$ (1,093,393)				$ (1,095,639)